Operating Segments (Tables)	12 Months Ended
Dec. 31, 2022
Operating Segments [Abstract]
Schedule of operating profit or loss before income tax
In thousands of soles	2020	2021	2022
Net loss	(215,178)	(101,816)	(362,054)
Financial income and expenses	145,705	209,495	141,020
Interests for present value of financial asset or liability	(28,182)	63,032	86,014
Income tax	50,408	41,443	131,346
Depreciation and amortization	197,125	205,307	177,023
Adjusted EBITDA	149,878	417,461	173,349
Adjustments to adjusted EBITDA for other items
Impairment of investments	-	-	14,525
Provisions: civil compensation and legal claims	89,084	30,457	256,198
Put option on Morelco S.A.S. acquisition	-	(70,322)	-
Adjusted EBITDA for other items	238,962	377,596	444,072

Schedule of EBITDA for each segment
In thousands of soles	2020	2021	2022
Engineering and construction	15,461	47,295	(72,335)
Energy	109,443	173,664	184,199
Infrastructure	91,255	197,066	262,626
Real estate	32,555	36,912	137,671
Parent company operations	(145,017)	(34,450)	10,550
Intercompany eliminations	135,265	(42,891)	(78,639)
	238,962	377,596	444,072

Schedule of operating segments financial position
	Engineering		Infrastructure				Parent
In thousands of soles	and construction	Energy	Toll roads	Transportation	Water treatment	Real estate	Company operations	Eliminations	Consolidated
As of December 31, 2021
Assets.-
Cash and cash equivalent	303,925	121,873	114,100	182,607	7,499	109,828	117,346	-	957,178
Trade accounts receivables, net	610,651	67,662	38,418	106,856	1,003	9,958	84	-	834,632
Accounts receivable from related parties	95,390	121	48,012	4,309	-	3,166	52,644	(182,825)	20,817
Other accounts receivable	390,133	31,092	30,057	18,734	960	3,783	12,297	2	487,058
Inventories, net	48,192	35,489	7,662	31,949	13	366,650	-	(1,629)	488,326
Prepaid expenses	15,838	3,575	6,531	344	52	-	5,802	-	32,142
Total current assets	1,464,129	259,812	244,780	344,799	9,527	493,385	188,173	(184,452)	2,820,153
Long-term trade accounts receivable, net	851	-	15,654	666,801	-	-	-	-	683,306
Long-term accounts receivable from related parties	335,150	-	19,700	42	11,536	-	584,596	(307,127)	643,897
Prepaid expenses	-	981	20,558	1,894	684	-	-	(510)	23,607
Other long-term accounts receivable	10,448	86,815	-	-	7,346	57,243	39,508	-	201,360
Investments in associates and joint ventures	108,038	8,951	-	-	-	5,443	1,447,556	(1,538,815)	31,173
Investment property, net	-	-	-	-	-	22,416	42,558	(1,963)	63,011
Property, plant and equipment, net	142,228	153,456	7,056	749	181	6,845	1,653	(8,998)	303,170
Intangible assets and goodwill, net	142,499	257,580	322,625	351	-	733	14,575	5,028	743,391
Right-of-use assets, net	3,825	3,890	5,308	61	17	1,888	40,789	(8,061)	47,717
Deferred income tax asset	180,586	4,717	21,304	-	644	16,960	47,038	5,097	276,346
Total non-current assets	923,625	516,390	412,205	669,898	20,408	111,528	2,218,273	(1,855,349)	3,016,978
Total assets	2,387,754	776,202	656,985	1,014,697	29,935	604,913	2,406,446	(2,039,801)	5,837,131
Liabilities.-
Borrowings	136,512	27,046	3,687	45	18	69,065	13,573	(8,606)	241,340
Bonds	4,896	-	36,637	24,496	-	-	3,809	-	69,838
Trade accounts payable	699,851	67,686	44,210	30,637	464	30,401	38,894	683	912,826
Accounts payable to related parties	130,848	1,079	47,340	42,185	19	19,155	13,623	(203,245)	51,004
Current income tax	59,407	15,748	17,922	-	347	1,058	476	-	94,958
Other accounts payable	560,920	23,116	38,198	9,104	791	91,342	31,510	-	754,981
Provisions	71,301	25,498	4,158	-	-	560	54,028	-	155,545
Total current liabilities	1,663,735	160,173	192,152	106,467	1,639	211,581	155,913	(211,168)	2,280,492
Borrowings	5,382	121,693	1,721	15	-	5,315	205,244	(810)	338,560
Long-term bonds	21,386	-	215,296	602,201	-	-	352,201	-	1,191,084
Other long-term accounts payable	54,026	-	8,163	219	2,862	24,427	2,672	-	92,369
Long-term accounts payable to related parties	25,957	-	1,006	88,213	24,671	-	197,844	(286,979)	50,712
Provisions	56,362	55,279	33,188	3,039	-	-	181,629	-	329,497
Deferred income tax liability	19,705	31,187	-	47,515	-	-	-	-	98,407
Total non-current liabilities	182,818	208,159	259,374	741,202	27,533	29,742	939,590	(287,789)	2,100,629
Total liabilities	1,846,553	368,332	451,526	847,669	29,172	241,323	1,095,503	(498,957)	4,381,121
Equity attributable to controlling interest in the Company	528,033	378,653	149,904	125,271	763	139,728	1,308,104	(1,427,411)	1,203,045
Non-controlling interest	13,168	29,217	55,555	41,757	-	223,862	2,839	(113,433)	252,965
Total liabilities and equity	2,387,754	776,202	656,985	1,014,697	29,935	604,913	2,406,446	(2,039,801)	5,837,131

	Engineering		Infrastructure				Parent
In thousands of soles	and construction	Energy	Toll roads	Transportation	Water treatment	Real estate	Company operations	Eliminations	Consolidated
As of December 31, 2022
Assets.-
Cash and cash equivalent	209,737	104,553	130,213	171,747	2,910	111,487	186,907	-	917,554
Trade accounts receivables, net	697,512	80,245	34,183	118,867	898	146,316	561	-	1,078,582
Accounts receivable from related parties	86,146	68	51,523	4,455	52	378	115,736	(230,613)	27,745
Other accounts receivable	298,784	39,921	28,902	15,229	30	5,380	7,294	(2,345)	393,195
Inventories, net	41,933	29,935	9,655	39,780	-	227,067	-	(1,587)	346,783
Prepaid expenses	10,945	2,055	5,496	369	160	448	8,625	-	28,098
Total current assets	1,345,057	256,777	259,972	350,447	4,050	491,076	319,123	(234,545)	2,791,957
Long-term trade accounts receivable, net	2,806	-	16,215	699,487	1,392	3,969	-	-	723,869
Long-term accounts receivable from related parties	299,268	-	15,858	42	14,015	-	602,004	(388,795)	542,392
Prepaid expenses	-	826	14,549	1,731	632	-	65	(510)	17,293
Other long-term accounts receivable	101,366	89,782	-	-	7,346	55,347	31,889	-	285,730
Inventories, net	-	-	-	-	-	65,553	-	-	65,553
Investments in associates and joint ventures	975	12,049	-	-	-	2,752	1,509,790	(1,510,650)	14,916
Investment property, net	-	-	-	1,507	-	19,823	40,594	-	61,924
Property, plant and equipment, net	102,822	176,596	6,193	848	150	7,531	1,286	(10,961)	284,465
Intangible assets and goodwill, net	131,431	363,066	274,597	238	-	615	13,414	3,975	787,336
Right-of-use assets, net	8,745	12,795	7,106	23	143	2,580	38,485	(19,670)	50,207
Deferred income tax asset	175,702	4,572	26,787	-	415	23,781	59,316	5,065	295,638
Total non-current assets	823,115	659,686	361,305	703,876	24,093	181,951	2,296,843	(1,921,546)	3,129,323
Total assets	2,168,172	916,463	621,277	1,054,323	28,143	673,027	2,615,966	(2,156,091)	5,921,280
Liabilities.-
Borrowings	19,191	38,612	3,844	17	6	43,118	480,735	(11,261)	574,262
Bonds	4,554	-	41,343	31,203	-	-	-	-	77,100
Trade accounts payable	740,142	124,259	52,916	52,292	223	35,939	16,950	4,535	1,027,256
Accounts payable to related parties	297,505	2,734	46,257	22,421	296	12,227	20,291	(348,243)	53,488
Current income tax	12,495	247	8,609	2,433	104	45,092	672	-	69,652
Other accounts payable	490,494	19,724	49,187	9,146	1,298	115,661	24,837	(4,905)	705,442
Provisions	81,288	20,535	1,722	1,197	-	540	27,644	-	132,926
Total current liabilities	1,645,669	206,111	203,878	118,709	1,927	252,577	571,129	(359,874)	2,640,126
Borrowings	6,480	100,597	3,462	-	138	10,852	192,435	(8,333)	305,631
Long-term bonds	16,719	-	177,341	598,753	-	-	-	-	792,813
Long-term trade accounts payable	-	-	-	9,757	-	-	-	-	9,757
Other long-term accounts payable	94,261	-	2,243	189	2,932	-	2,694	-	102,319
Long-term accounts payable to related parties	7,886	57,300	1,176	27,294	21,663	-	189,451	(277,477)	27,293
Provisions	11,453	49,701	11,463	4,947	-	-	491,463	-	569,027
Deferred income tax liability	16,670	53,242	-	58,396	-	-	-	-	128,308
Total non-current liabilities	153,469	260,840	195,685	699,336	24,733	10,852	876,043	(285,810)	1,935,148
Total liabilities	1,799,138	466,951	399,563	818,045	26,660	263,429	1,447,172	(645,684)	4,575,274
Equity attributable to controlling interest in the Company	363,404	417,970	166,678	177,208	1,483	278,501	1,165,811	(1,509,551)	1,061,504
Non-controlling interest	5,630	31,542	55,036	59,070	-	131,097	2,983	(856)	284,502
Total liabilities and equity	2,168,172	916,463	621,277	1,054,323	28,143	673,027	2,615,966	(2,156,091)	5,921,280

Schedule of operating segments financial position
	Engineering		Infrastructure				Parent
In thousands of soles	and construction	Energy	Toll roads	Transportation	Water treatment	Real estate	Company operations	Eliminations	Consolidated
For the year ended December 31, 2020
Revenue	2,131,740	369,798	466,824	345,258	3,359	182,439	71,197	(385,062)	3,185,553
Gross profit (loss)	83,124	53,251	40,858	107,918	366	40,345	(2,344)	(46,136)	277,382
Administrative expenses	(102,985)	(16,119)	(16,584)	(12,738)	(289)	(16,462)	(23,647)	54,811	(134,013)
Other income and expenses, net	(43,573)	(4,185)	(79,576)	72	42	1,962	(55,984)	60	(181,182)
Operating (loss) profit	(63,434)	32,947	(55,302)	95,252	119	25,845	(81,975)	8,735	(37,813)
Financial expenses	(53,605)	(15,745)	(30,194)	(9,316)	(275)	(12,625)	(48,371)	28,328	(141,803)
Financial income	4,239	1,014	4,326	1,586	897	2,900	21,913	(30,293)	6,582
Gain(loss) on present value of financial asset or financial liability	3,985	(555)	(2,182)	-	-	1,662	25,489	(217)	28,182
Share of profit or loss in associates and joint ventures	-	2,391	-	-	-	34	(137,238)	135,583	770
(Loss) profit before income tax	(108,815)	20,052	(83,352)	87,522	741	17,816	(220,182)	142,136	(144,082)
Income tax	4,422	(7,500)	(13,477)	(26,681)	(277)	(2,854)	(7,768)	(37)	(54,172)
(Loss) profit from continuing operations	(104,393)	12,552	(96,829)	60,841	464	14,962	(227,950)	142,099	(198,254)
Profit (Loss) from discontinuing operations	-	-	-	-	-	-	(16,919)	(5)	(16,924)
(Loss) profit for the year	(104,393)	12,552	(96,829)	60,841	464	14,962	(244,869)	142,094	(215,178)
(Loss) profit from attributable to:
Owners of the Company	(100,107)	9,176	(88,865)	45,631	464	1,391	(244,829)	135,742	(241,397)
Non-controlling interest	(4,286)	3,376	(7,964)	15,210	-	13,571	(40)	6,352	26,219
	(104,393)	12,552	(96,829)	60,841	464	14,962	(244,869)	142,094	(215,178)

	Engineering		Infrastructure				Parent
In thousands of soles	and construction	Energy	Toll roads	Transportation	Water treatment	Real estate	Company operations	Eliminations	Consolidated
For the year ended December 31, 2021
Revenue	2,753,987	541,859	515,382	348,915	3,650	239,391	67,202	(328,988)	4,141,398
Gross profit (loss)	139,035	110,078	81,964	81,993	1,322	42,025	3,372	(46,674)	413,115
Administrative expenses	(125,094)	(14,575)	(14,460)	(14,267)	(449)	(14,911)	(46,193)	50,336	(179,613)
Other income and expenses	40,301	(4,400)	(3,683)	1,537	4	1,337	(38,705)	(868)	(4,477)
Operating profit (loss)	54,242	91,103	63,821	69,263	877	28,451	(81,526)	2,794	229,025
Financial expenses	(118,725)	(13,436)	(27,568)	(8,298)	(124)	(11,927)	(46,265)	29,928	(196,415)
Financial income	1,278	298	2,544	520	510	470	40,740	(43,714)	2,646
(Loss) gain on present value of financial asset or financial liability	(2,395)	(533)	(1,874)	-	-	1,779	(72,411)	12,402	(63,032)
Share of profit or loss in associates and joint ventures	(1,794)	2,833	-	-	-	831	35,686	(38,417)	(861)
(Loss) profit before income tax	(67,394)	80,265	36,923	61,485	1,263	19,604	(123,776)	(37,007)	(28,637)
Income tax	(14,140)	(22,469)	(10,012)	(19,382)	(500)	(6,644)	26,808	(66)	(46,405)
(Loss) profit from continuing operations	(81,534)	57,796	26,911	42,103	763	12,960	(96,968)	(37,073)	(75,042)
Loss from discontinuing operations	-	-	-	-	-	-	(26,716)	(58)	(26,774)
(Loss) profit for the year	(81,534)	57,796	26,911	42,103	763	12,960	(123,684)	(37,131)	(101,816)
(Loss) profit from attributable to:
Owners of the Company	(82,160)	51,294	15,946	31,577	763	794	(123,637)	(36,347)	(141,770)
Non-controlling interest	626	6,502	10,965	10,526	-	12,166	(47)	(784)	39,954
	(81,534)	57,796	26,911	42,103	763	12,960	(123,684)	(37,131)	(101,816)

	Engineering		Infrastructure				Parent
In thousands of soles	and construction	Energy	Toll roads	Transportation	Water treatment	Real estate	Company operations	Eliminations	Consolidated
For the year ended December 31, 2022
Revenue	2,679,198	633,792	614,525	388,811	4,412	367,276	68,091	(350,981)	4,405,124
Gross profit (loss)	(23,293)	118,934	105,400	119,729	4,644	151,797	11,702	(41,282)	447,631
Administrative expenses	(126,844)	(13,942)	(12,861)	(10,806)	(947)	(15,932)	(35,543)	54,277	(162,598)
Other income and expenses	79,114	639	25,291	(3,042)	-	(5,014)	(332,399)	(55,203)	(290,614)
Operating profit (loss)	(71,023)	105,631	117,830	105,881	3,697	130,851	(356,240)	(42,208)	(5,581)
Financial expenses	(70,040)	(17,704)	(26,655)	(7,235)	(1,691)	(9,407)	(65,285)	41,543	(156,474)
Financial income	2,010	1,692	2,119	2,440	223	1,086	52,271	(46,387)	15,454
(Loss) gain on present value of financial asset or financial liability	(6,196)	2,078	(267)	-	-	2,616	(84,245)	-	(86,014)
Share of profit or loss in associates and joint ventures	13,511	3,098	-	-	-	626	14,338	(29,666)	1,907
(Loss) profit before income tax	(131,738)	94,795	93,027	101,086	2,229	125,772	(439,161)	(76,718)	(230,708)
Income tax	(15,755)	(30,905)	(19,587)	(31,836)	(746)	(42,885)	10,397	(29)	(131,346)
(Loss) profit from continuing operations	(147,493)	63,890	73,440	69,250	1,483	82,887	(428,764)	(76,747)	(362,054)
(Loss) profit for the year	(147,493)	63,890	73,440	69,250	1,483	82,887	(428,764)	(76,747)	(362,054)
(Loss) profit from attributable to:
Owners of the Company	(145,695)	56,800	59,262	51,937	1,483	31,094	(428,905)	(77,127)	(451,151)
Non-controlling interest	(1,798)	7,090	14,178	17,313	-	51,793	141	380	89,097
	(147,493)	63,890	73,440	69,250	1,483	82,887	(428,764)	(76,747)	(362,054)

Schedule of segments geographical area
In thousands of soles	2020	2021	2022
Revenues:
- Peru	2,510,415	3,284,674	3,544,465
- Chile	521,076	750,565	708,996
- Colombia	151,876	106,160	151,663
- Mexico	2,187	-	-
	3,185,553	4,141,398	4,405,124
Non-current assets:
- Peru	2,918,529	2,752,560	2,911,954
- Chile	267,850	165,652	151,328
- Colombia	107,486	98,766	66,041
	3,293,864	3,016,978	3,129,323